As filed with the Securities and Exchange Commission on April 21, 2005




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                                   1933 Act File No. 333-120391
                                                    1940 Act File No. 811-21671


                                   Form N-2/A
                        (Check appropriate Box or Boxes)


          [ X ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        [X] Pre-Effective Amendment No. 4
                     [ ] Post-Effective Amendment No. _____


                                       and


       [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                               [X] Amendment No. 5


                           RMR PREFERRED DIVIDEND FUND
          Exact Name of Registrant as Specified in Declaration of Trust


                       400 Centre Street, Newton, MA 02458
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                 (617) 332-9530
               Registrant's Telephone Number, including Area Code

                               RMR Advisors, Inc.
                                400 Centre Street
                           Newton, Massachusetts 02458

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service



                                   Copies to:

Robert N. Hickey, Esq.                               Geoffrey R.T. Kenyon
Sullivan & Worcester LLP                             Goodwin Procter LLP
1666 K Street, N.W.                                  Exchange Place
Washington, DC 20006                                 Boston, MA 02109




APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.


If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

[ ] when  declared  effective  pursuant  to section 8(c) .


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                         Proposed Maximum      Proposed Maximum
        Title of Securities            Amount Being       Offering Price           Aggregate          Amount of
          Being Registered              Registered           Per Unit          Offering Price(1)    Registration Fee


Common Shares of Beneficial
Interest, $0.001 par value            2,875,000 Shares       $20.00               $57,500,000          $6,857.75(2)
                                                                                   ===========           =========


(1) Estimated solely for the purpose of calculating the registration fee. Includes shares to be issued pursuant to over allotment option.

(2) $1,267 was previously paid for the registration of 500,000 shares at $20.00 per share. The remainder was transmitted prior to this filing to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, Pennsylvania.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.


The information contained in Part A is hereby incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (File Nos. 333-120391; 811-21671) as filed with the Securities and Exchange Commission on April 15, 2005.

The information contained in Part B is hereby incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (File Nos. 333-120391; 811-21671) as filed with the Securities and Exchange Commission on April 15, 2005.

Information to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 25.    FINANCIAL STATEMENTS AND EXHIBITS

(1)    FINANCIAL STATEMENTS

Part A--None

Part B-- The following financial statement has been incorporated by reference into the Registration Statement as described on page 25 of the Statement of Additional Information:

       (i)   Statement of Assets and Liabilities as of April 11, 2005; and

       (ii)  Notes to Financial Statement as of April 11, 2005.

Statements, schedules and historical information other than listed above have been omitted since they are either not applicable, or not required or the required information is shown in the financial statements or notes thereto.

(2)      EXHIBITS


Exhibit
                          No. Description of Exhibits

(a) Agreement and Declaration of Trust of the Registrant dated November 8, 2004.(1)

(b)  Bylaws of the Registrant dated November 8, 2004.(1)

(c)  Not applicable.

(d)(1) Article III (Shares), Article V (Restriction on Transfer and Ownership of Shares) and Article VI (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust.

(d)(2) Article VIII (Shareholders' Voting Powers and Meetings) of the Bylaws.

(e)  Form of Dividend Reinvestment Plan.(3)

(f)  Not applicable.

(g) Form of Investment Advisory Agreement between the Registrant and RMR Advisors, Inc.(2)

(h)(1) Form of Underwriting Agreement.(3)

(h)(2) Form of Additional Compensation Agreement.(3)

(i)  Not applicable.

(j) Form of Custody Agreement between the Registrant and State Street Bank and Trust Company.(3)

(k)(1) Form of Terms and Conditions of Appointment of Wells Fargo Bank, N.A. as transfer agent.(3)

(k)(2) Form of Administrative Services Agreement between the Registrant and RMR Advisors, Inc.(2)

(k)(3) Form of Subadministration Agreement between RMR Advisors, Inc. and State Street Bank and Trust Company.(2)

(k)(4) Form of Organizational and Offering Expenses Agreement.(2)

(l)  Opinion and consent of Sullivan & Worcester LLP.(3)

(m)  Not applicable.

(n)  Consent of Auditors--filed herein.

(o)  Not applicable.

(p)(1) Initial Subscription Agreement between the Registrant and RMR Advisors, Inc.(1)

(p)(2) Subscription Agreement between the Registrant and RMR Advisors, Inc.(3)

(q)  Not applicable.

(r)  Code of Ethics of the Registrant and RMR Advisors, Inc.(2)

(s)(1) Power of attorney, dated February 24, 2005, by Barry M. Portnoy.(2)

(s)(2) Power of attorney, dated February 24, 2005, by Gerard M. Martin.(2)

(s)(3) Power of attorney, dated February 24, 2005, by Frank J. Bailey.(2)

(s)(4) Power of attorney, dated February 24, 2005, by John L. Harrington.(2)

(s)(5) Power of attorney, dated February 24, 2005, by Arthur G. Koumantzelis.(2)

(1)  Incorporated  by  reference  to  the  Registrant's   Initial   Registration
     Statement on Form N-2, File No. 333-120391, filed on November 12, 2004.

(2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to its Initial Registration Statement on Form N-2, File No. 333-120391, filed on February 25, 2005.

(3) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 to its Initial Registration Statement on Form N-2, File No. 333-120391, filed on March 25, 2005.

ITEM 26.    MARKETING ARRANGEMENTS

         See Exhibit (h) of Item 24(2) of this Registration Statement.

ITEM 27.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the expenses to be incurred in connection with the issuance and distribution of securities described in this Registration
Statement:

Registration fees                                          $    21,000
National Association of Securities Dealers, Inc. fee       $    18,000
American Stock Exchange listing fee                        $     5,000
Printing (other than stock certificates)*                  $   225,000
Accounting fees and expenses*                              $    21,000
Legal fees and expenses*                                   $   125,000
Underwriter expense reimbursement*                         $    25,000
Miscellaneous*                                             $    50,000
Total                                                      $   490,000

*        Estimate.

ITEM 28.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.


ITEM 29.    NUMBER OF HOLDERS OF SECURITIES (as of April 18, 2005)

TITLE OF CLASS                                        NUMBER OF RECORD HOLDERS

Common Shares, par value $0.001 per share                          1

ITEM 30.    INDEMNIFICATION

     Under the Registrant's declaration of trust and bylaws, the Registrant's trustees and officers are indemnified to the fullest extent permitted by law, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided to any officer or trustee against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Underwriting Agreement filed in response to Item 24 (h)(1) contains provisions requiring indemnification of underwriters by the Registrant.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, controlling persons and underwriters of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, controlling person or underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The Terms and Conditions of Appointment of the transfer agent contain provisions for the indemnification of the Registrant's transfer agent.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The description of the business of RMR Advisors, Inc. is set forth under the caption "MANAGEMENT OF THE FUND" in the Prospectus and "ADMINISTRATIVE SERVICES" in the Statement of Additional Information forming part of this Registration Statement.

     The information as to the directors and officers of RMR Advisors, Inc. is set forth in RMR Advisors, Inc.'s Form ADV filed with the SEC on November 7, 2003 (File No. 801-62519) and as amended through the date hereof is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Registrant:             RMR Preferred Dividend Fund
                        400 Centre Street
                        Newton, Massachusetts 02458

Investment Advisor:     RMR Advisors, Inc.
                        400 Centre Street
                        Newton, Massachusetts 02458

Transfer Agent for      Wells Fargo Bank, N.A.
Common Shares:          Shareowner Services
                        P.O. Box 64854
                        St. Paul, MN  55164-0854

Custodian and           State Street Bank and Trust Company
Subadministrator:       225 Franklin Street
                        Boston, Massachusetts 02110

ITEM 33.    MANAGEMENT SERVICES

            Not applicable.

ITEM 34.    UNDERTAKINGS

     (1) The Registrant undertakes to suspend the offering of its shares until the Registrant amends its prospectus if: (a) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) Not Applicable.

     (3) Not Applicable.

     (4) Not Applicable.

     (5) The Registrant undertakes that:

          (a) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

          (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     (6) The Registrant undertakes to send by first class mail or by other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, Commonwealth of Massachusetts on the 20th day of April, 2005.


                                             RMR PREFERRED DIVIDEND FUND

                                             By:  /s/ Thomas M. O'Brien
                                                 Thomas M. O'Brien
                                                 President


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, Commonwealth of Massachusetts on the 20th day of April, 2005.


Signature                           Title                        Date

/s/ Thomas M. O'Brien

Thomas M. O'Brien                   President                    April 20, 2005



/s/ Mark L. Kleifges

Mark L. Kleifges                    Treasurer                    April 20, 2005



/s/ Barry M. Portnoy

Barry M. Portnoy*                   Trustee                      April 20, 2005



/s/ Gerard M. Martin

Gerard M. Martin*                   Trustee                      April 20, 2005



/s/ Frank J. Bailey

Frank J. Bailey*                    Trustee                      April 20, 2005



/s/ Arthur G. Koumantzelis

Arthur G. Koumantzelis*             Trustee                      April 20, 2005



/s/ John L. Harrington

John L. Harrington*                 Trustee                      April 20, 2005



* By:/s/Thomas M. O'Brien
        Thomas M. O'Brien
        Attorney-in-fact

*Thomas M. O'Brien, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                  EXHIBIT INDEX

Exhibit No.    Description of Exhibits

-------------------------------------------------------------------------------
(n)            Consent of Auditors.